Schedule of Portfolio Investments
AAMA Equity Fund
September 30, 2023 (Unaudited)

COMMON STOCKS - 64.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.9%
RTX Corporation	46,696	$ 3,360,711

BANKING - 1.4%
JPMorgan Chase & Company	37,400	5,423,748

BEVERAGES - 1.1%
PepsiCo, Inc.	26,400	4,473,216

BIOTECH & PHARMA - 5.6%
Amgen, Inc.	15,000	4,031,400
Bristol-Myers Squibb Company	94,000	5,455,760
Johnson & Johnson	48,000	7,476,000
Pfizer, Inc.	141,500	4,693,555
		21,656,715
CONTAINERS & PACKAGING - 0.5%
Ball Corporation	37,000	1,841,860

DIVERSIFIED INDUSTRIALS - 1.9%
Emerson Electric Company	78,400	7,571,088

E-COMMERCE DISCRETIONARY - 1.8%
Amazon.com, Inc. (a)	54,000	6,864,480

ELECTRIC UTILITIES - 0.9%
Constellation Energy Corporation	10,000	1,090,800
Exelon Corporation	30,000	1,133,700
Public Service Enterprise Group, Inc.	25,000	1,422,750
		3,647,250
ENGINEERING & CONSTRUCTION - 0.8%
Quanta Services, Inc.	16,100	3,011,827

FOOD - 0.7%
Conagra Brands, Inc.	106,000	2,906,520

HEALTH CARE FACILITIES & SERVICES - 2.5%
UnitedHealth Group, Inc.	19,400	9,781,286

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 64.7% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.1%
Procter & Gamble Company (The)	29,400	$ 4,288,284

INDUSTRIAL SUPPORT SERVICES - 2.2%
Fastenal Company	30,000	1,639,200
Grainger (W.W.), Inc.	10,100	6,987,584
		8,626,784
INTERNET MEDIA & SERVICES - 2.3%
Alphabet, Inc. - Class A (a)	68,000	8,898,480

LEISURE FACILITIES & SERVICES - 1.6%
Starbucks Corporation	70,000	6,388,900

MEDICAL EQUIPMENT & DEVICES - 1.2%
Medtronic plc	59,100	4,631,076

METALS & MINING - 2.4%
Freeport-McMoRan, Inc.	250,000	9,322,500

OIL & GAS PRODUCERS - 4.8%
Chevron Corporation	46,500	7,840,830
Exxon Mobil Corporation	92,000	10,817,360
		18,658,190
RETAIL - CONSUMER STAPLES - 2.7%
Kroger Company (The)	102,500	4,586,875
Walmart, Inc.	36,600	5,853,438
		10,440,313
RETAIL - DISCRETIONARY - 1.3%
Home Depot, Inc. (The)	17,000	5,136,720

SEMICONDUCTORS - 7.6%
Applied Materials, Inc.	93,800	12,986,610
Intel Corporation	168,300	5,983,065
QUALCOMM, Inc.	50,900	5,652,954
Texas Instruments, Inc.	31,700	5,040,617
		29,663,246

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 64.7% (Continued)	Shares	Fair Value
SOFTWARE - 4.4%
Adobe, Inc. (a)	13,200	$ 6,730,680
Microsoft Corporation	32,500	10,261,875
		16,992,555
TECHNOLOGY HARDWARE - 5.0%
Apple, Inc.	47,200	8,081,112
Cisco Systems, Inc.	131,600	7,074,816
Corning, Inc.	134,800	4,107,356
		19,263,284
TECHNOLOGY SERVICES - 3.3%
Mastercard, Inc. - Class A	11,100	4,394,601
Visa, Inc. - Class A	37,400	8,602,374
		12,996,975
TELECOMMUNICATIONS - 4.1%
T-Mobile US, Inc. (a)	73,815	10,337,791
Verizon Communications, Inc.	168,100	5,448,121
		15,785,912
TRANSPORTATION & LOGISTICS - 2.6%
Norfolk Southern Corporation	14,200	2,796,406
Union Pacific Corporation	19,800	4,031,874
United Parcel Service, Inc. - Class B	20,000	3,117,400
		9,945,680

TOTAL COMMON STOCKS (Cost $153,912,503)		$ 251,577,600

EXCHANGE-TRADED FUNDS - 32.0%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 29,716,556
iShares Core S&P U.S. Growth ETF	239,600	22,721,268
Schwab U.S. Large-Cap ETF	563,400	28,508,040
Vanguard Growth ETF	36,000	9,803,160
Vanguard S&P 500 ETF	85,600	33,615,120
TOTAL EXCHANGE-TRADED FUNDS (Cost $68,203,682)		$ 124,364,144

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

MONEY MARKET FUNDS - 3.3%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 5.21% (b) (Cost $12,718,242)	12,718,242	$ 12,718,242

TOTAL INVESTMENTS (Cost $234,834,427) - 100.0%		$ 388,659,986

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (c)		121,691

NET ASSETS - 100.0%		$ 388,781,677

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.
(c)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
September 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 16.0%			Shares	Fair Value
Vanguard Mortgage-Backed Securities ETF			283,000	$ 12,389,740
Vanguard Short-Term Treasury ETF			166,000	9,561,600
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,605,664)				$ 21,951,340

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,361,009)	2.000%	12/01/26	$ 1,320,000	$ 1,203,598

U.S. GOVERNMENT AGENCIES - 28.3%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 3.4%
Federal Farm Credit Bank	1.750%	02/25/25	$ 5,000,000	$ 4,762,570

FEDERAL HOME LOAN BANK - 10.0%
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	4,844,497
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,692,356
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,214,283
				13,751,136

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.9%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,653,222
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	10,683,350
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,093,988
				20,430,560

TOTAL U.S. GOVERNMENT AGENCIES (Cost $42,568,065)				$ 38,944,266

U.S. TREASURY OBLIGATIONS - 31.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 31.2%
U.S. Treasury Notes	2.750%	11/15/23	$ 10,000,000	$ 9,967,197
U.S. Treasury Notes	2.125%	02/29/24	5,000,000	4,933,008
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	5,892,422
U.S. Treasury Notes	1.875%	08/31/24	5,000,000	4,840,039
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	8,621,875

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

U.S. TREASURY OBLIGATIONS - 31.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 31.2% (Continued)
U.S. Treasury Notes	1.125%	02/29/28	$ 10,000,000	$ 8,603,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,809,149)				$ 42,858,447

MONEY MARKET FUNDS - 23.3%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 5.21% (a) (Cost $31,988,515)			31,988,515	$ 31,988,515

TOTAL INVESTMENTS (Cost $147,332,402) - 99.7%				$ 136,946,166

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				443,130

NET ASSETS - 100.0%				$ 137,389,296

(a)	The rate shown is the 7-day effective yield as of September 30, 2023.